15. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Disclosure With Respect To Cash Flows Details Narrative
Issuance of common shares for mineral property acquisitions	250,000	0	540,000
Value of shares issued for mineral property acquisitions	$ 73,618		$ 378,776
Loan advance from OTLLC	$ 0	$ 0	$ 1,012,156